Variable Interest Entities (VIEs) - Assets and Liabilities in Statutory Accounts of VIEs (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
SFL Deepwater Limited [Member]
Variable Interest Entity [Line Items]
Investment in finance lease	$ 326	$ 335
Amount due from related parties	3	4
Other assets	6	6
Total assets of the VIEs	335	345
Short-term interest bearing debt	19	226
Long-term interest bearing debt	196
Other liabilities	10	3
Long-term debt due to related parties	106	113
Total liabilities of the VIEs	331	342
Equity of the VIEs	4	3
Book value of units in the Company's consolidated financial statements	373	385
SFL Hercules Limited [Member]
Variable Interest Entity [Line Items]
Investment in finance lease	316	326
Amount due from related parties	4	4
Other assets	6	6
Total assets of the VIEs	326	336
Short-term interest bearing debt	28	27
Long-term interest bearing debt	210	224
Other liabilities	10	2
Long-term debt due to related parties	73	80
Total liabilities of the VIEs	321	333
Equity of the VIEs	5	3
Book value of units in the Company's consolidated financial statements	525	508
SFL Linus Limited [Member]
Variable Interest Entity [Line Items]
Investment in finance lease	414	431
Other assets	7	8
Total assets of the VIEs	421	439
Short-term interest bearing debt	45	48
Long-term interest bearing debt	240	261
Short-term amounts due to related parties	12	4
Long-term debt due to related parties	115	121
Total liabilities of the VIEs	412	434
Equity of the VIEs	9	5
Book value of units in the Company's consolidated financial statements	$ 504	$ 515